Short-term bank loans and other debt	12 Months Ended
Dec. 31, 2022
Short-term bank loans and other debt
Short-term bank loans and other debt

10.         Short-term bank loans and other debt

Short-term bank loans and other debt represent amounts due to various banks and financial institutions that are due on the dates indicated below. Short-term bank loans and other debt at December 31, 2021 and 2022 consisted of the following:

	December 31,	December 31,
	2021	2022
	US$	US$
Loan from Hua Xia Bank Co., Ltd.
Due July 10, 2022 at 7.00% per annum	4,391,675	4,020,331
Due June 11, 2022 at 7.00% per annum	12,547,642	11,486,661
Due March 30, 2022 at 8.00% per annum	6,273,821	5,743,331

Loan from Shenzhen Zhong’an Finance Leasing Co.,Ltd. at 5.89% per annum	1,568,455	—

Loan from Everbright Bank
Due October 19, 2022 at 8.00% per annum	4,705,366	4,278,781

Loan from Henan Zhongyuan Microfinance Co., Ltd
Due July 29, 2022, at 11.00% per annum	4,705,366	4,235,706

Loan from Beijing Zhongjin Chengkai Microfinance Co., Ltd
Due April 29, 2022, at 15.60% per annum	1,239,080	—

Loan from Huaxia Pawnshop Co., Ltd
Due June 9, 2022 at 30.00% per annum	326,239	—

Loan fromTianjin Guotou Rongshun Microfinance Co., Ltd
Due September 26, 2022 at 9.60% per annum	964,600	—

Loan from Beijing Dingcheng Pawnshop Co., Ltd
Due March 9, 2022 at 19.20% per annum	1,882,146	1,579,416

Loan from Bohai Bank Xi'an Branch
Due September 2, 2022 at 7.80% per annum	1,568,455	—

Loan from Luso International Banking Ltd
Due January 19, 2022, at 3.90% per annum	2,130,000	—
Due February 5, 2022, at 3.90% per annum	2,270,000	—

Loan from Bank of Zhengzhou
Due March 28, 2022, at 6.50% per annum	54,895,932	50,254,143

Total short-term bank loans and other debt	99,468,777	81,598,369

As of December 31, 2022, US$81,598,369 of the Group’s short-term bank loans and other debt was denominated in RMB and were mainly secured by the Group’s real estate properties development completed with net book value of US$74,341,513 (2021: US$87,535,195), land use right of US$17,643,325 (2021: US$19,272,974), real estate properties held for lease with net book value of US$17,517,158 (2021: US$19,135,154), and property and equipment with net book value of US$8,612,681 (2021: US$9,408,203). As of December 31, 2022, no short-term bank loans and other debt was demoninated in U.S. dollar. As of December 31, 2021, US$4,400,000 of the Group’s short-term bank loans and other debt was denominated in U.S. dollar and secured by restricted cash of US$4,626,943.

The weighted average interest rate on short-term bank loans and other debt as of December 31, 2022 was 7.26% (2021: 7.32%).